ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 7:         ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2017	2018

Government authorities	$5,433	$6,057
Accrued expenses	2,974	4,562
Unrecognized tax benefits	1,119	1,816
Hedging transaction liabilities	683	836

	$10,209	$13,271